Employee Benefit Plans - Net Periodic Pension Cost (Credit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8	$ 7	$ 7
Interest cost	13	16	17
Expected return on plan assets	(19)	(19)	(18)
Amortization of prior service cost	4	4	4
Amortization of net loss	3	3	1
Settlement losses	0	0	5
Net periodic pension cost (credit)	9	11	16
U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	1
Interest cost	12	15	17
Expected return on plan assets	(22)	(25)	(24)
Amortization of prior service cost	0	0	0
Amortization of net loss	2	2	1
Settlement losses	0	0	0
Net periodic pension cost (credit)	(6)	(6)	(5)
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3	2
Interest cost	2	2	4
Expected return on plan assets	(3)	(4)	(4)
Amortization of prior service cost	0	0	0
Amortization of net loss	0	0	1
Settlement losses	0	10	1
Net periodic pension cost (credit)	$ 2	$ 11	$ 4